Investments accounted for using equity method - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of associates [line items]
Carrying amount of investment in associates	$ 290,542	$ 9,489	$ 4,353,448
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates	290,542		4,353,448
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value	303,780		249,000
Carrying amount of investment in associates	$ 277,076		$ 267,070